Schedule of Investments (unaudited) May 31, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 128.2%

Alabama — 2.2%
County of Jefferson Alabama Sewer Revenue, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$540	$598,568
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,320	1,479,311
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,789,264
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,522,381

		7,389,524

Arizona — 3.0%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,825	1,717,891
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	7,087,196
5.00%, 12/01/37	1,000	1,288,750

		10,093,837

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	1,920	1,668,346

California — 7.0%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	2,315	3,809,819
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	3,500	3,541,650
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	1,365	1,508,530
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	160	175,954
5.25%, 08/15/49	395	425,857
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	1,655	1,692,519
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	2,545	2,551,770

Security	Par (000)	Value

California (continued)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/23(b)	$380	$455,795
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	3,195	3,186,980
San Marcos Unified School District, GO, CAB, Election of 2010, Series B(c):
0.00%, 08/01/33	3,000	2,292,480
0.00%, 08/01/43	2,500	1,381,900
State of California, GO, Various Purposes, 6.00%, 03/01/33	590	592,442
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	825	925,650
State of Golden Tobacco Securitization Corp., Refunding RB, Series A-1, 5.25%, 06/01/47	590	592,944

		23,134,290

Colorado — 1.8%
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	1,945	1,979,582
County of Arapahoe School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	1,915	2,485,249
State of Colorado, COP, Building Excellent Schools, Series O, 4.00%, 03/15/44	1,405	1,639,073

		6,103,904

Connecticut — 1.4%
State of Connecticut, GO, Series A, 4.00%, 01/15/38	3,435	3,837,685
State of Connecticut Special Tax Revenue, Special Tax Bonds:
4.00%, 05/01/36	365	415,472
4.00%, 05/01/39	230	259,753

		4,512,910

Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,240	1,256,108
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,287,782

1

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
State of Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	$1,260	$1,424,064

		6,967,954

District of Columbia — 5.8%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	465	522,084
Kipp Charter School, Series A, 6.00%, 07/01/23(b)	820	969,945
The Catholic University of America Issue, 5.00%, 10/01/48	2,525	2,935,414
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed Bonds, 6.75%, 05/15/40	11,500	11,799,805
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail and Capital Improvement Projects, Series B, 4.00%, 10/01/49	845	853,847
Metropolitan Washington Airports Authority Revenue, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	2,195	2,236,990

		19,318,085

Florida — 5.0%
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/22(b)	1,665	1,846,219
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,450	1,648,896
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	1,255	1,276,473
County of Miami-Dade Florida Water & Sewer System Revenue, RB, (AGM), 5.00%, 10/01/20(b)	5,000	5,079,200
County of Volusia Educational Facility Authority, Refunding RB, Embry Riddle Aeronautical Project, 5.00%, 10/15/49	1,930	2,163,935
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	3,300	3,609,276

Security	Par (000)	Value

Florida (continued)
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(d)(e)(f)	$1,795	$861,600

		16,485,599

Georgia — 2.1%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	555	642,274
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	540	661,295
5.00%, 05/15/36	540	662,272
5.00%, 05/15/37	595	731,981
5.00%, 05/15/38	325	397,676
5.00%, 05/15/49	1,095	1,361,786
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 4.00%, 01/01/49	1,720	1,702,869
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/49	670	687,272

		6,847,425

Hawaii — 0.5%
State of Hawaii Harbor System Revenue, ARB, Series A, 5.25%, 07/01/30	1,480	1,484,973

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	805	918,521

Illinois — 14.6%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	495	495,277
Project, 5.25%, 12/01/35	1,600	1,614,848
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/27	920	941,620
Dedicated Revenues, Series F, 5.00%, 12/01/22	675	700,211
Dedicated Revenues, Series G, 5.00%, 12/01/34	495	495,243
5.00%, 12/01/25	705	732,784
Chicago Board of Education, GO:
, 5.00%, 12/01/46	585	553,024
, 5.00%, 12/01/46	1,505	1,422,737

2

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(b)	$4,200	$4,334,232
Series A, 5.75%, 01/01/39	800	816,752
Series C, 6.50%, 01/01/21(b)	6,430	6,664,373
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,215,366
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	873,392
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	960	924,250
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
4.00%, 06/15/50	1,475	1,236,551
Series B (AGM), 0.00%, 06/15/43(c)	5,700	2,123,763
Series B (AGM), 5.00%, 06/15/50	6,725	6,730,851
Series B-2, 5.00%, 06/15/50	2,725	2,725,708
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,255	1,326,686
State of Illinois, GO:
5.00%, 02/01/39	1,640	1,645,658
Series A, 5.00%, 04/01/35	2,500	2,506,250
Series A, 5.00%, 04/01/38	3,885	3,895,373
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	3,005	3,411,697
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	1,050	1,128,645

		48,515,291

Indiana — 4.1%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	845	891,762
7.00%, 01/01/44	3,535	3,729,036
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	3,710,632
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	485	503,522

Security	Par (000)	Value

Indiana (continued)
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	$1,610	$1,668,540
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	435	451,934
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	1,180	1,186,266
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,380	1,522,913

		13,664,605

Iowa — 1.7%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(g)	3,060	2,972,668
Midwestern Disaster Area, 5.25%, 12/01/25	500	504,385
Midwestern Disaster Area, 5.88%, 12/01/26(a)	445	457,148
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	1,610	1,610,129

		5,544,330

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	1,060	1,194,747
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(h)	1,280	1,269,555

		2,464,302

Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	3,707,451
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	875	876,383
5.25%, 05/15/31	935	961,657
5.25%, 05/15/32	1,195	1,261,848
5.25%, 05/15/33	1,300	1,371,890
5.25%, 05/15/35	795	851,604

		9,030,833

3

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland — 1.1%
Maryland EDC, Refunding RB, CNX Marine Terminal, Inc., 5.75%, 09/01/25	$800	$804,080
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	455	519,164
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(b)	2,400	2,484,720

		3,807,964

Michigan — 2.9%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	4,825	5,225,957
State of Michigan Finance Authority, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,165	1,224,706
State of Michigan Finance Authority, Refunding RB:
Board of Trustees, Series B, 5.00%, 02/15/48	1,100	1,325,324
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	940	999,352
Series A, 4.00%, 12/01/49	895	964,819

		9,740,158

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	1,115	1,179,904
5.25%, 02/15/53	2,230	2,519,677

		3,699,581

Missouri — 0.8%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 05/01/33(e)(f)	6,000	2,130,000
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	298,312

Security	Par (000)	Value

Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	$265	$281,846

		2,710,158

Nebraska — 0.8%
Central Plains Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	1,570	1,680,387
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	895	962,859

		2,643,246

New Hampshire — 0.8%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	1,860	1,790,045
Series C, AMT, 4.88%, 11/01/42	975	940,193

		2,730,238

New Jersey — 14.8%
Casino Reinvestment Development Authority, Inc., Refunding RB:
5.25%, 11/01/39	1,805	1,829,855
5.25%, 11/01/44	1,640	1,646,855
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,165	1,164,942
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	2,130	2,098,540
New Jersey EDA, RB:
School Facilities Construction, 5.00%, 06/15/49	2,535	2,581,872
Series EEE, 5.00%, 06/15/48	4,020	4,090,149
Transit transportation Project, 4.00%, 11/01/38	560	522,463
Transit transportation Project, 4.00%, 11/01/39	450	418,878
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,570	1,571,805
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,475	8,126,446
New Jersey Transportation Trust Fund Authority, RB:
Series BB, 4.00%, 06/15/50	1,645	1,495,437
Series BB, 5.00%, 06/15/50	5,395	5,485,366
Transportation Program, Series AA, 5.00%, 06/15/44	730	738,373
Transportation Program, Series AA, 5.00%, 06/15/44	1,355	1,366,951
Transportation System, Series B, 5.25%, 06/15/36	2,690	2,707,028

4

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(b)	$570	$650,376
State of New Jersey Turnpike Authority, RB:
Series A, 5.00%, 01/01/43	770	821,775
Series E, 5.00%, 01/01/45	2,810	3,145,121
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	580	643,278
Sub-Series B, 5.00%, 06/01/46	7,830	8,173,345

		49,278,855

New York — 8.5%
City of New York Housing Development Corp., RB, Sustainable Development Bonds, M/F Housing, Series A, 3.00%, 11/01/55(i)	1,170	1,167,789
City of New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 2(a):
5.15%, 11/15/34	365	365,668
5.38%, 11/15/40	910	860,350
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB:
4.00%, 05/01/40	480	560,477
Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	2,680	2,847,420
Future Tax Secured Subordinate Bonds, Series C, 4.00%, 05/01/45	1,200	1,379,952
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	2,000	2,000,520
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	775	814,841
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,664,814
5.25%, 11/15/39	910	949,922
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Sereis C-1, 5.25%, 11/15/55	845	929,441
Green Bonds, Series C, 5.00%, 11/15/50	575	621,414
Green Bonds, Series C-1, 4.75%, 11/15/45	1,760	1,870,686

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	$4,320	$4,246,603
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	1,635	1,648,979
Special Project, 6.00%, 12/01/36	1,410	1,421,506
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	1,945	2,394,937
Triborough Bridge & Tunnel Authority, RB, Series A:
MTA Bridges and Tunnels, 4.00%, 11/15/54	290	326,990
5.00%, 11/15/54	935	1,155,716

		28,228,025

North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,000	1,014,230
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	625	660,262
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapel Hills, 5.00%, 02/01/49	590	857,636

		2,532,128

North Dakota — 0.4%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	1,035	1,164,002

Ohio — 4.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior:
Class 1, Series A-2, 4.00%, 06/01/37	315	351,165
Class 1, Series A-2, 4.00%, 06/01/38	315	350,979

5

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Class 1, Series A-2, 4.00%, 06/01/39	$315	$350,028
Class 1, Series A-2, 4.00%, 06/01/48	825	870,235
Class 2, Series B-2, 5.00%, 06/01/55	3,640	3,670,103
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/38	3,405	3,405,000
County of Franklin Ohio, RB:
OPRS Communities Obligation Group, Series A, 6.13%, 07/01/22(b)	40	44,924
OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	670	687,588
Series A, 4.00%, 12/01/49	555	604,229
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	435	498,962
County of Hamilton Ohio, Refunding RB, Trihealth, Inc. Obligated Group Project:
4.00%, 08/15/50	660	684,915
Series A, 3.75%, 08/15/50	1,155	1,173,226
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	870	981,543
State of Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	810	773,671

		14,446,568

Oklahoma — 1.9%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	2,230	2,477,864
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	1,275	1,372,053
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	2,120	2,387,735

		6,237,652

Pennsylvania — 3.8%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,500	2,560,100

Security	Par (000)	Value

Pennsylvania (continued)
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	$685	$712,325
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	615	636,279
5.00%, 09/01/43	1,350	1,528,146
Pennsylvania Economic Development Financing Authority, RB, The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 06/30/42	3,030	3,196,862
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System Obligation, 4.00%, 08/15/49	2,545	2,789,371
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,330,146

		12,753,229

Puerto Rico — 6.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	715	716,759
5.63%, 05/15/43	740	741,783
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	2,690	2,629,556
5.13%, 07/01/37	770	762,531
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	795	795,294
6.00%, 07/01/44	1,445	1,445,217
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(c)	6,135	1,563,689
Series A-1, 4.75%, 07/01/53	2,135	2,061,385
Series A-1, 5.00%, 07/01/58	6,633	6,616,948
Series A-2, 4.33%, 07/01/40	1,052	1,006,869
Series A-2, 4.78%, 07/01/58	1,812	1,746,768

		20,086,799

6

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island — 2.5%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	$1,690	$1,841,407
Series B, 4.50%, 06/01/45	2,850	2,960,609
Series B, 5.00%, 06/01/50	3,175	3,377,628

		8,179,644

South Carolina — 4.4%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	3,340	3,552,123
State of South Carolina Ports Authority, ARB, 5.25%, 07/01/20(b)	3,595	3,609,524
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	3,575	3,855,173
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	1,545	1,657,893
Series E, 5.25%, 12/01/55	1,840	2,008,802

		14,683,515

Tennessee — 1.1%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	1,470	1,654,353
City of Chattanooga Health Educational & Housing Facility Board, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	170	173,023
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	740	827,327
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	1,055	1,133,059

		3,787,762

Texas — 10.3%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	2,350	2,432,321
Sub-Lien, 5.00%, 01/01/33	390	411,251

Security	Par (000)	Value

Texas (continued)
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/39	$665	$733,156
City of Houston Texas Airport System Revenue, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	460	461,306
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,260	1,586,138
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	485	568,750
County of Harris Texas Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NPFGC)(c):
0.00%, 11/15/24(b)	2,300	1,101,631
0.00%, 11/15/36	23,075	9,274,996
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(c)	6,055	3,226,770
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/48	4,955	5,657,025
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A, 5.13%, 08/15/47(a)	1,085	972,659
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	2,720	3,380,335
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,000	3,011,970
Texas Transportation Commission, RB, First Tier Toll Revenue, 5.00%, 08/01/57	1,270	1,341,996

		34,160,304

Utah — 0.7%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/48	955	1,076,724
5.00%, 07/01/47	995	1,103,694

		2,180,418

7

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 1.5%
County of Front Royal & Warren IDA, RB, Valley Health System Obligated Group, 4.00%, 01/01/50	$865	$923,413
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	1,755	1,807,808
6.00%, 01/01/37	2,120	2,219,746

		4,950,967

Washington — 4.2%
City of Bellingham Washington Water & Sewer Revenue, RB, 5.00%, 08/01/36	5,050	5,286,087
County of Grant Public Utility District No. 2, Refunding RB, Series A, 5.00%, 01/01/26(b)	2,335	2,922,533
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,615	1,830,473
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	815	893,069
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	2,445	2,674,512
Washington Health Care Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	375	381,668

		13,988,342

Total Municipal Bonds — 128.2% (Cost — $412,892,479)		426,134,284

Municipal Bonds Transferred to Tender Option Bond Trusts(j) — 36.8%

California — 2.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(a)(g)(k)	3,358	3,752,126

Security	Par (000)	Value

California (continued)
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	$3,345	$3,977,945

		7,730,071

Colorado — 0.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(a)(g)(k)	2,463	2,895,331

Georgia — 0.9%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,321	1,413,375
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.60%, 12/01/44	1,582	1,703,835

		3,117,210

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(b)	4	4,173
4.00%, 02/15/41	1,540	1,663,826

		1,667,999

Massachusetts — 3.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	2,238	2,462,475
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	4,979	5,588,631
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/21(b)	2,461	2,627,168

		10,678,274

New York — 16.5%
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(k)	9,150	9,571,541
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(k):
5.75%, 02/15/21(b)	1,083	1,122,329
5.75%, 02/15/47	666	690,423

8

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$11,670	$12,299,250
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(k)	7,040	7,410,638
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	2,790	3,151,277
State of New York Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47(a)(g)	6,576	7,484,771
State of New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60(a)(g)	1,459	1,677,977
State of New York Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/50	3,164	3,397,292
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	7,217	8,091,478

		54,896,976

North Carolina — 1.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/25(b)	2,740	3,399,162

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Subordinate, Series A, 5.50%, 12/01/42	2,521	2,925,191

Rhode Island — 0.6%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/22(a)(b)(g)	1,695	1,836,821

Texas — 6.6%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/43	2,660	2,927,729
County of Harris Texas Sales & Use Tax Metropolitan Transit Revenue Authority, Refunding RB, Series A, 5.00%, 11/01/21(b)	3,720	3,972,811
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43(a)(g)	2,241	2,320,311

Security	Par (000)	Value

Texas (continued)
Texas Water Development Board, RB, State Water Implementation Fund, Series A, 4.00%, 10/15/49	$7,600	$9,012,764
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	3,347	3,645,582

		21,879,197

Virginia — 1.8%
Virginia Small Business Financing Authority, Refunding RB, Bon Secours Health System, Series A, 4.00%, 12/01/49	5,320	5,812,845

Washington — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B (AGM), 4.00%, 10/01/53(a)(g)	1,978	2,099,602

Wisconsin — 1.0%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	3,072	3,354,090

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.8% (Cost — $116,198,476)		122,292,769

Total Long-Term Investments — 165.0% (Cost — $529,090,955)		548,427,053

	Shares

Short-Term Securities — 1.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(l)(m)	4,740,194	4,741,616

Total Short-Term Securities — 1.4% (Cost — $4,741,020)		4,741,616

Total Investments — 166.4% (Cost — $533,831,975)		553,168,669

Other Assets Less Liabilities — 1.4%		4,567,100

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.3)%		(73,998,387)

VMTP Shares, at Liquidation Value — (45.5)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$332,437,382

9

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Trust II (BLE)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)	When-issued security.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to June 1, 2026, is $15,290,306.

(l)	Annualized 7-day yield as of period end.
(m)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended May 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Liquidity Funds, MuniCash, Institutional Class	7,110,938	—	(2,370,744	)(b)	4,740,194	$4,741,616	$48,900	$942	$1,130

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

SRF	State Revolving Fund

10

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Trust II (BLE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$547,565,453	$861,600	$548,427,053
Short-Term Securities	4,741,616	—	—	4,741,616

	$4,741,616	$547,565,453	$861,600	$553,168,669

(a)	See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Loan for TOB Trust Certificates	$—	$(840,608)	$—	$(840,608)
TOB Trust Certificates	—	(72,922,750)	—	(72,922,750)
VMTP Shares at Liquidation Value	—	(151,300,000)	—	(151,300,000)

	$—	$(225,063,358)	$—	$(225,063,358)

11